Insurance Contracts_Life Insurance Premium Reserves And Unearned Premium Reserves Residual Maturitys(Details) - Life insurance - KRW (₩)	Dec. 31, 2017	Dec. 31, 2016
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserves	₩ 7,278,112,000,000	₩ 7,161,698,000,000
Unearned premium reserves	1,511,000,000	869,000,000
Less than 3 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserves	971,517,000,000	730,903,000,000
Unearned premium reserves	161,000,000	803,000,000
3-5 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserves	660,139,000,000	597,166,000,000
Unearned premium reserves	0	0
5~10 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserves	829,157,000,000	1,207,513,000,000
Unearned premium reserves	2,000,000	1,000,000
10-15 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserves	591,689,000,000	558,322,000,000
Unearned premium reserves	1,000,000	1,000,000
15-20 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserves	333,031,000,000	348,269,000,000
Unearned premium reserves	0	0
More 20 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserves	3,892,579,000,000	3,719,525,000,000
Unearned premium reserves	₩ 1,347,000,000	₩ 64,000,000